Deferred Revenue - Schedule of Deferred Revenue (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred Revenue Arrangement [Line Items]
Total current deferred revenue	$ 68,268	¥ 469,378	¥ 243,419
Total non-current deferred revenue	$ 11,742	80,734	45,024
Live Streaming [Member]
Deferred Revenue Arrangement [Line Items]
Total current deferred revenue		462,511	240,802
Total non-current deferred revenue		80,734	45,024
Others [Member]
Deferred Revenue Arrangement [Line Items]
Total current deferred revenue		¥ 6,867	¥ 2,617